Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables			$ 1,652,333
Trade Receivables [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 152,591	$ 153,406	284,558
Trade Receivables [Member] | Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	55,509	46,100	45,108
Trade Receivables [Member] | Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	14,046	13,473	16,143
Trade Receivables [Member] | Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	14,556	7,086	20,740
Trade Receivables [Member] | More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 68,480	$ 86,747	$ 202,567